Selected Quarterly Consolidated Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Consolidated Financial Data (Unaudited)

15.	Selected Quarterly Consolidated Financial Data (unaudited)

The following table sets for the selected unaudited condensed consolidated statements of operations data for each of the four quarters of the years ended December 31, 2016 and 2015. The unaudited quarterly information has been prepared on the same basis as the annual information presented elsewhere herein and, in the Company’s opinion, includes all adjustments (consisting only of normal recurring entries) necessary for a fair statement of the information for the quarters presented. The operating results for any quarter are not necessarily indicative of results for any future period and should be read in conjunction with the audited consolidated financial statements of the Company’s and the notes thereto included elsewhere herein.

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2016	2016	2016	2016
Net sales	$463,474	$504,311	$607,847	$532,674
Gross profit	207,305	236,095	236,993	147,569
Net loss	(1,014,679)	(1,309,500)	(1,456,049)	(1,419,391)
Net loss available per common share, basic and diluted	(1.34)	(1.38)	(0.92)	(0.57)

	Three Months Ended
	March 31,	June 30,	September 30,	December 31,
	2015	2015	2015	2015
Net sales	$325,070	$304,414	$352,081	$721,053
Gross profit	107,208	146,763	184,557	393,700
Net loss	(831,018)	(688,060)	(1,412,612)	(669,376)
Net loss available per common sharebasic and diluted	(1.10)	(0.91)	(1.85)	(0.87)